Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Net Loss Per Common Share
	Three months Ended September 30,		Nine months Ended September 30,
	2025	2024	2025	2024
		(Restated)		(Restated)

Net loss	$(289,745)	(53,922,561)	$(6,862,468)	(54,493,913)
Weighted average shares outstanding – basic and diluted	16,549,357	15,077,548	16,429,551	8,351,249
Net loss per share – basic and diluted	$(0.02)	(3.58)	$(0.42)	(6.53)
Excluded securities:(1)
Public Warrants	11,500,000	11,500,000	11,500,000	11,500,000
Private Warrants	557,000	557,000	557,000	557,000
Bridge Warrants	173,913	173,913	173,913	173,913
Extension Warrants	26,086	26,086	26,086	26,086
September 2024 Warrants	740,741	-	740,741	-
Quantum Convertible Note, related party (2)	1,862,466	1,502,466	1,862,466	1,502,466
Additional Bridge Notes (2)	-	86,692	-	86,692
Exchange Note (2)	827,330	1,324,125	827,330	1,324,125
September 2024 Convertible Note (3)	1,258,733	-	1,258,733	-
Series A Preferred stock common stock equivalents (4)	3,079,000	3,079,000	3,079,000	3,079,000
Stock options granted	803,646	803,646	803,646	803,646
Common stock issuance obligation	51,192	51,192	51,192	51,192
March 2025 Convertible Note (5)	61,718	-	34,974	-
May 2025 Convertible Note (6)	67,617	-	33,808	-

(1)	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the nine months ended September 30, 2025, as the result would be anti-dilutive.

(2)	Includes the interest amount thereon and assumes the floor conversion price of $2.00.

(3)	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.

(4)	Assumes the maximum conversion thereon at the floor conversion price of $2.00.

(5)	Includes the interest amount thereon and assumes the floor conversion price of $2.00.

(6)	Includes the interest amount thereon and assumes the closing price as of the reporting date.

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
		(Restated)
Net loss	$(57,702,015)	$(3,762,930)
Weighted average shares outstanding – basic and diluted	10,213,036	9,998,446
Net loss per share – basic and diluted	$(5.65)	$(0.38)
Excluded securities (1):
Public Warrants	11,500,000	—
Private Warrants	557,000	—
Bridge Warrants	173,913	—
Extension Warrants	26,086	—
September 2024 Warrants	740,741	—
Quantum Convertible Note, related party (2)	1,862,466	—
Exchange Note (2)	827,330	—
September 2024 Convertible Note (3)	1,258,733	—
Series A Preferred Stock (4)	3,079,000	—
Stock options, issued and outstanding	803,646	—
Common stock issuance obligation	51,192	—
1.	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the years ended December 31, 2024 and 2023, as the result would be anti-dilutive.
2.	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
3.	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.
4.	Assumes the maximum conversion thereon and at the floor conversion price of $2.00

Schedule of Allowance for Credit Losses
	For the period ended
	September 30,	December 31,
	2025	2024
Beginning allowance for credit losses	$2,393,033	$32,457
Allowance for credit losses, due to acquisition	—	1,696,553
Provision for credit losses	521,098	514,282
Less: Accounts receivable write-off included in allowance for credit losses above	(79,157)	149,741
Ending allowance for credit losses	$2,834,974	$2,393,033

	December 31,	December 31,
	2024	2023
Beginning allowance for credit losses	$32,457	$—
Allowance for credit losses, due to acquisition	1,696,553	—
Provision for credit losses	514,282	32,457
Less: Accounts receivable write-off included in allowance for credit losses above	149,741	—
Ending allowance for credit losses	$2,393,033	$32,457

Schedule of Identifiable Intangible Assets Subject to Amortization
	Estimated	September 30,	December 31,
	Useful Life	2025	2024
Customer relationships	10 years	2,115,000	2,100,000
Developed technology	5 years	10,000,000	10,000,000
Accumulated amortization		(2,777,496)	(1,105,000)
Intangible assets, net		$9,337,504	$10,995,000

	December 31, 2024
	Estimated Useful Life	Gross Carrying Amount	Additions	Accumulated Amortization	Net Book Value
Customer relationships	10 years	$-	$2,100,000	$(105,000)	$1,995,000
Developed technology	5 years	-	10,000,000	(1,000,000)	9,000,000
		$-	$12,100,000	$(1,105,000)	$10,995,000

Schedule of Expected Amortization Expense
Year ending December 31, 2025 (Remaining three months)	$552,504
Year ending December 31, 2026	2,210,000
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029, and thereafter	2,155,000
Total	$9,337,504

Year ending December 31, 2025	$2,210,000
Year ending December 31, 2026	2,210,000
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029	2,155,000
Total	$10,995,000